EQUITY (Table)	12 Months Ended
Dec. 31, 2020
EQUITY.
Schedule of share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2018	1,223,591	245	50	–	245
At 31 December 2019	1,223,591	245	50	–	245
At 31 December 2020	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2018	890,855	178	50	–	178
Share options	418	–	–	–	–
Shares cancelled	(3,321)	(1)	–	–	(1)
At 31 December 2018	887,952	177	50	–	177
Share options	350	–	–	–	–
Shares cancelled	(3,095)	–	–	–	–
At 31 December 2019	885,207	177	50	–	177
Share options	327	–	–	–	–
Shares cancelled	(649)	–	–	–	–
At 31 December 2020	884,885	177	50	–	177

Schedule of the capital

	2020	2019	2018
	$ million	$ million	$ million
Share capital	177	177	177
Share premium	612	610	608
Capital redemption reserve	18	18	18
Treasury shares	(157)	(189)	(214)
Retained earnings and other reserves	4,629	4,525	4,285
	5,279	5,141	4,874

Schedule of treasury shares

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2019	189	25	214
Shares purchased	63	–	63
Shares transferred from treasury	(21)	21	–
Shares transferred to Group beneficiaries	(12)	(26)	(38)
Shares cancelled	(50)	–	(50)
At 31 December 2019	169	20	189
Shares purchased	16	–	16
Shares transferred from treasury	(26)	26	–
Shares transferred to Group beneficiaries	(12)	(25)	(37)
Shares cancelled	(11)	–	(11)
At 31 December 2020	136	21	157

Group financial statements continued

Notes to the Group accounts continued

19 Equity continued

		Employees’
	Treasury	Share Trust	Total
	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2019	12.2	1.7	13.9
Shares purchased	3.1	–	3.1
Shares transferred from treasury	(1.3)	1.3	–
Shares transferred to Group beneficiaries	(0.7)	(1.7)	(2.4)
Shares cancelled	(3.1)	–	(3.1)
At 31 December 2019	10.2	1.3	11.5
Shares purchased	0.6	–	0.6
Shares transferred from treasury	(1.5)	1.5	–
Shares transferred to Group beneficiaries	(0.8)	(1.6)	(2.4)
Shares cancelled	(0.6)	–	(0.6)
At 31 December 2020	7.9	1.2	9.1

Schedule of dividends

	2020	2019	2018
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 23.1¢ for 2019 (2018: 22.0¢, 2017: 22.7¢) paid 6 May 2020	202	192	198
Ordinary interim of 14.4¢ for 2020 (2019: 14.4¢, 2018: 14.0¢) paid 28 October 2020	126	126	123
	328	318	321